Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

($ millions)	2023	2022
Development and production assets	24,580.6	22,340.0
Corporate assets	132.1	126.2
Property, plant and equipment at cost	24,712.7	22,466.2
Accumulated depletion, depreciation and impairment	(13,994.4)	(14,736.8)
Net carrying amount	10,718.3	7,729.4

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	22,340.0	23,402.9
Accumulated depletion and impairment, beginning of year	(14,651.8)	(15,762.6)
Net carrying amount, beginning of year	7,688.2	7,640.3

Net carrying amount, beginning of year	7,688.2	7,640.3
Acquisitions through business combinations	4,348.6	66.0
Additions	1,025.8	741.9
Dispositions	(657.7)	(285.8)
Transfers from exploration and evaluation assets	204.3	80.8
Reclassified as assets held for sale	(98.7)	(148.4)
Depletion	(1,009.3)	(911.4)
Impairment reversal (impairment)	(822.2)	428.6
Foreign exchange	0.2	76.2
Net carrying amount, end of year	10,679.2	7,688.2

Cost, end of year	24,580.6	22,340.0
Accumulated depletion and impairment, end of year	(13,901.4)	(14,651.8)
Net carrying amount, end of year	10,679.2	7,688.2

Corporate assets
Cost, beginning of year	126.2	123.2
Accumulated depreciation, beginning of year	(85.0)	(76.2)
Net carrying amount, beginning of year	41.2	47.0

Net carrying amount, beginning of year	41.2	47.0
Additions	5.9	2.6
Depreciation	(8.0)	(8.5)
Foreign exchange	—	0.1
Net carrying amount, end of year	39.1	41.2

Cost, end of year	132.1	126.2
Accumulated depreciation, end of year	(93.0)	(85.0)
Net carrying amount, end of year	39.1	41.2
At December 31, 2023, future development costs of $9.08 billion (December 31, 2022 - $5.16 billion) were included in costs subject to depletion.
Direct general and administrative costs capitalized by the Company during the year ended December 31, 2023 were $42.4 million (year ended December 31, 2022 - $49.7 million), including $5.7 million of share-based compensation costs (year ended December 31, 2022 - $14.7 million).
Impairment test of property, plant and equipment
The following table summarizes the total impairment (impairment reversal) on the consolidated statements of comprehensive income:

($ millions)	2023	2022 (1)
Impairment reversal	—	(1,469.6)
Impairment	—	985.0
Impairment on assets held for sale	93.8	127.3
Impairment (impairment reversal)	93.8	(357.3)
(1)Comparative period revised to reflect current period presentation.
Assets Held for Sale
At December 31, 2022, the Company classified certain non-core assets in its Alberta CGU as held for sale. Immediately prior to classifying the assets as held for sale, the Company conducted a review of the assets' recoverable amounts and recorded an impairment loss of $71.3 million on PP&E as a component of net impairment reversal in 2022. At December 31, 2023, these assets remained as held for sale. An additional impairment loss of $42.2 million was recorded in the fourth quarter of 2023. The recoverable amount was determined based on the assets' fair value less costs of disposal and based on expected consideration.
At September 30, 2023, the Company classified additional non-core assets in its Alberta CGU as assets held for sale. Immediately prior to classifying the assets as held for sale, the Company conducted a review of the assets' recoverable amounts and recorded an impairment loss of $45.4 million on PP&E. An additional impairment loss of $6.2 million related to these assets was recorded in the fourth quarter of 2023. The recoverable amount was determined based on the assets' fair value less costs of disposal and based on expected consideration. The assets were sold in January 2024. See Note 33 - "Subsequent Events" for additional information.
Q4 2023 Impairment Assessment
At December 31, 2023, there were no indicators of impairment or impairment reversal.
Q4 2022 Impairment
At December 31, 2022, there were no indicators of impairment or impairment reversal in the Alberta and Northern U.S. CGUs.
At December 31, 2022, the Company identified indicators that its Southeast Saskatchewan and Southwest Saskatchewan CGUs might be impaired. Increases in forecast costs and the reallocation of forecast capital spending from Saskatchewan to other CGUs were considered indicators of impairment. As a result, a test for impairment was conducted and the Company prepared estimates of future cash flows to determine the recoverable amount of the respective assets.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2022:

	2023 (1)	2024	2025	2026	2027	2028	2029	2030	2031	2032	2033 (3)
WTI ($US/bbl) (2)	80.33	78.50	76.95	77.61	79.16	80.74	82.36	84.00	85.69	87.40	89.15
Exchange Rate ($US/$Cdn)	0.745	0.765	0.768	0.772	0.775	0.775	0.775	0.775	0.775	0.775	0.775
WTI ($Cdn/bbl)	107.83	102.61	100.20	100.53	102.14	104.18	106.27	108.39	110.57	112.77	115.03
AECO ($Cdn/mmbtu) (2)	4.23	4.40	4.21	4.27	4.34	4.43	4.51	4.60	4.69	4.79	4.88
(1)Effective January 1, 2023.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2033 to the end of the reserve life. Exchange rates are assumed to be constant at 0.775.
The following table summarizes the impairment expense for the year ended December 31, 2022 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	2,868.3	15.00%	564.5	424.4
Southwest Saskatchewan	Canada	1,356.6	15.00%	420.5	316.1
Total impairment		4,224.9		985.0	740.5
The following sensitivities show the resulting impact on income before tax of the changes in discount rate, forecast benchmark commodity price estimates and forecast operating cost estimates at December 31, 2022, with all other variables held constant:

CGU	Discount Rate		Commodity Prices		Operating Costs
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(167.8)	185.2	349.4	(348.3)	(117.7)	118.7
Southwest Saskatchewan	(88.0)	97.3	185.6	(185.3)	(64.8)	65.0
Increase (decrease)	(255.8)	282.5	535.0	(533.6)	(182.5)	183.7
Q1 2022 Impairment Reversal
At March 31, 2022, the significant increase in forecast benchmark commodity prices and the increase in the Company's market capitalization since the last impairment test at June 30, 2021, were indicators of impairment reversal.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at March 31, 2022:

	2022 (1)	2023	2024	2025	2026	2027	2028	2029	2030	2031	2032 (3)
WTI ($US/bbl) (2)	94.17	84.05	75.38	74.41	75.90	77.42	78.97	80.55	82.16	83.80	85.48
Exchange Rate ($US/$Cdn)	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800
WTI ($Cdn/bbl)	117.71	105.06	94.23	93.01	94.88	96.78	98.71	100.69	102.70	104.75	106.85
AECO ($Cdn/mmbtu) (2)	5.18	4.18	3.38	3.34	3.41	3.48	3.54	3.61	3.69	3.76	3.84
(1)Effective April 1, 2022.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2032 to the end of the reserve life. Exchange rates are assumed to be constant at 0.800.
The following table summarizes the impairment reversal for the three months ended March 31, 2022 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment reversal	Impairment reversal, net of tax
Southeast Saskatchewan	Canada	3,413.8	15.00%	806.0	605.3
Southwest Saskatchewan	Canada	1,715.0	15.00%	419.4	315.0
Alberta	Canada	2,567.1	15.00%	244.2	183.4
Total impairment reversal		7,695.9		1,469.6	1,103.7
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at March 31, 2022, with all other variables held constant:

CGU	Discount Rate		Commodity Prices
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(186.2)	204.8	367.6	(366.6)
Southwest Saskatchewan	(95.0)	104.6	201.1	(201.1)
Alberta	—	—	—	—
Increase (decrease)	(281.2)	309.4	568.7	(567.7)